Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000136353 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[1]
C000136353 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000136353 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000136353 [Member] | Contemporary Amperex Technology Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000136353 [Member] | Advantech Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000136353 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000136353 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000136353 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000136353 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[1]
C000136353 [Member] | Yutong Bus Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000136353 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136353 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136353 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136353 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000136353 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136353 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136353 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136353 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136353 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000136353 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136353 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136353 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136353 [Member] | PANAMA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136353 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136353 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000136353 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000136353 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136353 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000136353 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136352 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[2]
C000136352 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000136352 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000136352 [Member] | Contemporary Amperex Technology Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000136352 [Member] | Advantech Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000136352 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000136352 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000136352 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000136352 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[2]
C000136352 [Member] | Yutong Bus Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000136352 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136352 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136352 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136352 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000136352 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136352 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136352 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136352 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136352 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000136352 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136352 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136352 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136352 [Member] | PANAMA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136352 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136352 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000136352 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000136352 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136352 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000136352 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136350 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[3]
C000136350 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000136350 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000136350 [Member] | Contemporary Amperex Technology Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000136350 [Member] | Advantech Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000136350 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000136350 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000136350 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000136350 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[3]
C000136350 [Member] | Yutong Bus Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000136350 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136350 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136350 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136350 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000136350 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136350 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136350 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136350 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136350 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000136350 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136350 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136350 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136350 [Member] | PANAMA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136350 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136350 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000136350 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000136350 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136350 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000136350 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136351 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[4]
C000136351 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[4]
C000136351 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000136351 [Member] | Contemporary Amperex Technology Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000136351 [Member] | Advantech Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000136351 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000136351 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000136351 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000136351 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[4]
C000136351 [Member] | Yutong Bus Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000136351 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136351 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136351 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136351 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000136351 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136351 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136351 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136351 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136351 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000136351 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136351 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136351 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136351 [Member] | PANAMA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136351 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000136351 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000136351 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000136351 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136351 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000136351 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.